Property of Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 45,021,164	$ 33,655,357
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	95,006,813	80,642,194	$ 71,416,855
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(49,985,649)	(46,986,837)	(43,250,106)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	520,967	503,140
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	520,967	503,140	498,330
Plants and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	7,752,256	7,883,545
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	14,762,947	15,207,830
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	36,286,269	35,826,655	33,015,771
Machinery, equipment and spare parts [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(21,523,322)	(20,618,825)	(18,740,593)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,665,525	1,869,737
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	5,990,833	5,807,330	5,490,511
Transport and Load Vehicles [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(4,325,308)	(3,937,593)	(3,534,268)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	56,671	62,394
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,685,750	1,673,118	1,655,874
Furniture and fixtures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(1,629,079)	(1,610,724)	(1,590,800)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	3,327,855	3,018,008
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	40,760	41,644
Tools [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	293,668	279,164	267,085
Tools [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(252,908)	(237,520)	(221,786)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	16,894,183	5,069,059
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 16,894,183	$ 5,069,059	$ 1,323,309